Assets Held For Sale (Details) $ in Thousands		6 Months Ended	12 Months Ended
	May 02, 2023 m³	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)
Asset, Held-for-Sale, Not Part of Disposal Group [Roll Forward]
Beginning balance		$ 0	$ 25,944
Reclassification from Vessels		15,765	0
Vessel’s disposal		(15,765)	(25,944)
Ending balance		$ 0	$ 0
Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member] | Navigator Orion [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Vessels cargo capacity (in cbm) | m³	22,085